S000090419 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
JPMorgan International Hedged Equity Laddered Overlay ETF | JPMorgan International Hedged Equity Laddered Overlay ETF
Prospectus [Line Items]
Annual Return [Percent]	5.00%	11.88%	(9.52%)	10.02%	(1.76%)